UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554
Name of Registrant: Vanguard Money Market Reserves
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2016
Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of May 31, 2016

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (32.8%)
2	Federal Home Loan Bank Discount Notes	0.340%–0.360%	7/13/16	113,735	113,688
2	Federal Home Loan Bank Discount Notes	0.340%	7/15/16	2,073,600	2,072,738
2	Federal Home Loan Bank Discount Notes	0.360%	7/20/16	2,101,000	2,099,971
2	Federal Home Loan Bank Discount Notes	0.350%	7/22/16	3,016,000	3,014,505
2	Federal Home Loan Bank Discount Notes	0.350%	7/27/16	1,000,000	999,456
	United States Treasury Bill	0.325%–0.417%	6/2/16	3,543,234	3,543,195
	United States Treasury Bill	0.536%–0.552%	6/9/16	4,500,000	4,499,457
	United States Treasury Bill	0.328%–0.572%	6/16/16	4,700,000	4,699,147
	United States Treasury Bill	0.421%	8/11/16	5,650,000	5,645,320
	United States Treasury Bill	0.350%	8/25/16	2,000,000	1,998,347
	United States Treasury Bill	0.381%	11/10/16	4,305,000	4,297,638
	United States Treasury Bill	0.371%	11/17/16	2,500,000	2,495,658
	United States Treasury Bill	0.487%–0.494%	12/1/16	2,750,000	2,743,188
4	United States Treasury Floating Rate Note	0.420%	7/31/16	350,000	349,996
4	United States Treasury Floating Rate Note	0.403%	10/31/16	2,912,200	2,911,570
4	United States Treasury Floating Rate Note	0.434%	1/31/17	1,779,183	1,779,171
	United States Treasury Note/Bond	0.500%	6/15/16	600,000	600,019
	United States Treasury Note/Bond	1.500%	7/31/16	110,000	110,181
	United States Treasury Note/Bond	3.250%	7/31/16	150,000	150,679
Total U.S. Government and Agency Obligations (Cost $44,123,924)					44,123,924
Commercial Paper (27.2%)
Bank Holding Company (0.9%)
3	ABN Amro Funding USA LLC	0.621%	8/18/16	175,000	174,765
	Bank of New York Mellon Corp.	0.350%	6/7/16	1,027,000	1,026,940
					1,201,705
Finance—Auto (2.0%)
	American Honda Finance Corp.	0.511%	6/7/16	30,000	29,997
	American Honda Finance Corp.	0.531%	6/21/16	96,750	96,722
	American Honda Finance Corp.	0.531%	6/24/16	111,000	110,962
	American Honda Finance Corp.	0.531%	6/27/16	104,000	103,960
	American Honda Finance Corp.	0.521%	7/25/16	79,250	79,188
	American Honda Finance Corp.	0.521%	7/26/16	24,500	24,481
	American Honda Finance Corp.	0.581%	8/15/16	242,500	242,207
	American Honda Finance Corp.	0.581%	8/16/16	314,500	314,115
	American Honda Finance Corp.	0.581%	8/18/16	130,950	130,785
3	BMW US Capital LLC	0.511%	7/25/16	28,750	28,728
3	BMW US Capital LLC	0.511%	7/26/16	140,500	140,391
3	BMW US Capital LLC	0.511%	8/1/16	200,750	200,577
3	BMW US Capital LLC	0.511%	8/15/16	25,000	24,973
3	BMW US Capital LLC	0.511%	8/16/16	120,000	119,871
3	BMW US Capital LLC	0.511%	8/17/16	74,250	74,169
	Toyota Motor Credit Corp.	0.823%	6/27/16	198,000	197,883
	Toyota Motor Credit Corp.	0.823%	7/7/16	39,750	39,717
4	Toyota Motor Credit Corp.	0.710%	7/22/16	55,000	55,000
4	Toyota Motor Credit Corp.	0.714%	7/22/16	110,500	110,500
4	Toyota Motor Credit Corp.	0.686%	7/29/16	18,000	18,000
	Toyota Motor Credit Corp.	0.591%	8/2/16	36,000	35,963
	Toyota Motor Credit Corp.	0.591%	8/3/16	28,000	27,971
4	Toyota Motor Credit Corp.	0.713%	8/18/16	155,000	155,000

4	Toyota Motor Credit Corp.	0.713%	8/19/16	153,000	153,000
4	Toyota Motor Credit Corp.	0.724%	8/25/16	174,000	174,000
					2,688,160
Foreign Banks (16.1%)
3	Australia & New Zealand Banking Group, Ltd.	0.672%	6/2/16	129,000	128,998
[3,4] Australia & New Zealand Banking Group, Ltd.		0.598%	6/20/16	415,000	415,000
[3,4] Australia & New Zealand Banking Group, Ltd.		0.660%	7/27/16	329,250	329,250
3	Australia & New Zealand Banking Group, Ltd.	0.551%	7/28/16	36,000	35,969
[3,4] Australia & New Zealand Banking Group, Ltd.		0.649%	8/2/16	88,500	88,500
[3,4] Australia & New Zealand Banking Group, Ltd.		0.649%	8/3/16	133,000	133,000
[3,4] Australia & New Zealand Banking Group, Ltd.		0.646%	8/4/16	111,000	111,000
3	Australia & New Zealand Banking Group, Ltd.	0.910%	8/4/16	175,000	174,718
3	Australia & New Zealand Banking Group, Ltd.	0.551%	8/9/16	540,000	539,431
3	Australia & New Zealand Banking Group, Ltd.	0.823%	11/3/16	180,000	179,364
[3,4] Australia & New Zealand Banking Group, Ltd.		0.929%	2/1/17	346,750	346,750
3	BPCE SA	0.380%	6/6/16	317,000	316,983
[3,4] Commonwealth Bank of Australia		0.623%	6/22/16	250,250	250,249
3	Commonwealth Bank of Australia	0.844%	6/23/16	65,000	64,967
[3,4] Commonwealth Bank of Australia		0.613%	6/24/16	59,000	59,000
[3,4] Commonwealth Bank of Australia		0.649%	7/19/16	350,000	350,000
[3,4] Commonwealth Bank of Australia		0.648%	7/20/16	350,000	350,000
3	Commonwealth Bank of Australia	0.854%	9/14/16	288,000	287,286
3	Commonwealth Bank of Australia	0.844%	9/23/16	185,750	185,256
[3,4] Commonwealth Bank of Australia		0.794%	9/26/16	268,000	268,000
[3,4] Commonwealth Bank of Australia		0.789%	10/4/16	345,000	345,000
[3,4] Commonwealth Bank of Australia		0.793%	10/24/16	300,000	300,000
[3,4] Commonwealth Bank of Australia		0.814%	10/31/16	185,000	184,996
[3,4] Commonwealth Bank of Australia		0.824%	10/31/16	260,250	260,250
[3,4] Commonwealth Bank of Australia		0.824%	11/1/16	260,250	260,250
[3,4] Commonwealth Bank of Australia		0.947%	2/3/17	349,000	349,000
[3,4] Commonwealth Bank of Australia		1.000%	5/19/17	103,750	103,750
[3,4] Commonwealth Bank of Australia		1.004%	5/26/17	296,250	296,250
3	Danske Corp.	0.581%	8/12/16	39,500	39,454
3	Danske Corp.	0.596%	8/17/16	115,000	114,854
3	Danske Corp.	0.571%	8/18/16	268,000	267,669
3	Danske Corp.	0.571%	8/19/16	198,000	197,752
3	Danske Corp.	0.591%	8/22/16	110,000	109,852
3	DNB Bank ASA	0.641%	7/18/16	795,000	794,336
	ING US Funding LLC	0.641%	8/3/16	750,000	749,160
	ING US Funding LLC	0.701%	9/1/16	28,000	27,950
	ING US Funding LLC	0.712%	9/6/16	255,500	255,011
	ING US Funding LLC	0.702%	9/7/16	400,000	399,238
	ING US Funding LLC	0.702%	9/8/16	200,000	199,615
	ING US Funding LLC	0.712%	9/15/16	100,000	99,791
	ING US Funding LLC	0.712%	9/16/16	500,000	498,945
	Lloyds Bank plc	0.682%	9/20/16	350,000	349,266
3	National Australia Bank Ltd.	0.803%	7/5/16	399,000	398,698
3	National Australia Bank Ltd.	0.803%	7/7/16	400,000	399,680
3	National Australia Bank Ltd.	0.773%	7/26/16	385,000	384,547
3	National Australia Bank Ltd.	0.854%	9/12/16	376,000	375,086
3	National Australia Bank Ltd.	0.823%	10/3/16	600,000	598,305
3	National Australia Bank Ltd.	0.844%	10/24/16	239,000	238,191
3	Nordea Bank AB	0.849%	9/14/16	201,250	200,754
3	Nordea Bank AB	0.849%	9/15/16	700,000	698,258
3	Nordea Bank AB	0.828%	9/20/16	223,000	222,433
3	Nordea Bank AB	0.828%	9/21/16	277,000	276,289
3	Nordea Bank AB	0.828%	9/26/16	700,000	698,123

3	Nordea Bank AB	0.828%	9/27/16	300,000	299,189
3	Nordea Bank AB	0.910%	11/14/16	300,000	298,748
3	Skandinaviska Enskilda Banken AB	0.621%	7/26/16	200,000	199,811
3	Skandinaviska Enskilda Banken AB	0.611%	7/29/16	100,000	99,902
3	Sumitomo Mitsui Banking Corporation	0.611%	6/1/16	750,000	750,000
3	Svenska Handelsbanken AB	0.833%	11/1/16	1,100,000	1,096,120
	Swedbank AB	0.793%	7/1/16	252,500	252,334
	Swedbank AB	0.793%	7/7/16	247,500	247,304
	Swedbank AB	0.773%	7/19/16	199,000	198,796
	Swedbank AB	0.773%	7/20/16	200,000	199,790
	Swedbank AB	0.773%	7/21/16	200,000	199,786
	Swedbank AB	0.773%	7/22/16	200,000	199,782
	Swedbank AB	0.773%	7/25/16	100,000	99,884
[3,4] Westpac Banking Corp.		0.589%	6/2/16	245,000	245,000
[3,4] Westpac Banking Corp.		0.588%	6/10/16	135,000	135,000
[3,4] Westpac Banking Corp.		0.653%	6/21/16	500,000	499,999
[3,4] Westpac Banking Corp.		0.653%	6/23/16	150,000	150,000
[3,4] Westpac Banking Corp.		0.784%	10/14/16	400,000	399,993
[3,4] Westpac Banking Corp.		0.784%	10/14/16	250,000	249,996
[3,4] Westpac Banking Corp.		0.994%	5/26/17	413,000	413,000
					21,540,908
Foreign Governments (3.4%)
3	CDP Financial Inc.	0.601%	6/10/16	23,000	22,997
3	CDP Financial Inc.	0.591%	6/15/16	74,000	73,983
3	CDP Financial Inc.	0.571%	7/28/16	72,000	71,935
3	CDP Financial Inc.	0.571%	7/29/16	39,750	39,713
3	CDP Financial Inc.	0.834%	9/16/16	57,500	57,358
5	CPPIB Capital Inc.	0.833%	6/1/16	248,000	248,000
5	CPPIB Capital Inc.	0.833%	6/2/16	248,000	247,994
5	CPPIB Capital Inc.	0.551%	6/3/16	300,000	299,991
5	CPPIB Capital Inc.	0.556%	6/6/16	170,000	169,987
5	CPPIB Capital Inc.	0.803%	6/13/16	283,250	283,174
5	CPPIB Capital Inc.	0.803%	6/14/16	128,750	128,713
5	CPPIB Capital Inc.	0.501%	6/21/16	192,250	192,197
[4,5] CPPIB Capital Inc.		0.743%	7/12/16	247,750	247,750
[4,5] CPPIB Capital Inc.		0.743%	7/13/16	247,750	247,750
	Export Development Canada	0.571%	6/20/16	64,400	64,381
	Export Development Canada	0.571%	6/21/16	171,500	171,446
	Export Development Canada	0.611%	8/1/16	44,750	44,704
	Export Development Canada	0.611%	8/2/16	44,750	44,703
3	Hydro-Quebec	0.501%	6/16/16	52,100	52,089
3	Ontario Teachers' Finance Trust	0.884%	10/26/16	71,000	70,745
3	Ontario Teachers' Finance Trust	0.945%	11/15/16	72,000	71,686
3	Ontario Teachers' Finance Trust	0.864%	11/21/16	60,000	59,752
3	Ontario Teachers' Finance Trust	0.995%	12/5/16	95,000	94,511
5	PSP Capital Inc.	0.561%	6/1/16	59,000	59,000
5	PSP Capital Inc.	0.581%	6/17/16	101,000	100,974
5	PSP Capital Inc.	0.793%	6/27/16	99,250	99,193
5	PSP Capital Inc.	0.793%	6/28/16	99,000	98,941
5	PSP Capital Inc.	0.793%	6/29/16	138,750	138,665
5	PSP Capital Inc.	0.793%–0.803%	7/5/16	119,250	119,160
5	PSP Capital Inc.	0.561%	7/12/16	56,000	55,964
5	PSP Capital Inc.	0.823%	7/20/16	96,250	96,143
5	PSP Capital Inc.	0.591%	8/11/16	26,250	26,219
5	PSP Capital Inc.	0.566%	8/16/16	75,000	74,911
5	PSP Capital Inc.	0.551%	8/18/16	74,250	74,162
5	PSP Capital Inc.	0.601%	9/2/16	22,000	21,966

5 PSP Capital Inc.	0.601%	9/7/16	97,500	97,341
3 Quebec	0.491%	7/25/16	500,000	499,632
				4,567,830
Foreign Industrial (2.3%)
3 Nestle Capital Corp.	0.551%	6/1/16	200,000	200,000
3 Nestle Capital Corp.	0.551%	6/2/16	77,250	77,249
3 Nestle Capital Corp.	0.556%	6/16/16	99,000	98,977
3 Nestle Capital Corp.	0.556%	6/21/16	99,000	98,969
3 Nestle Capital Corp.	0.556%	6/22/16	99,000	98,968
3 Nestle Capital Corp.	0.591%	7/8/16	250,000	249,848
3 Nestle Capital Corp.	0.591%	7/12/16	100,000	99,933
3 Nestle Capital Corp.	0.591%	7/14/16	148,000	147,896
3 Nestle Capital Corp.	0.591%	7/15/16	50,000	49,964
3 Nestle Capital Corp.	0.551%	8/8/16	50,000	49,948
Nestle Finance International Ltd.	0.551%	6/10/16	200,000	199,973
Nestle Finance International Ltd.	0.556%	6/20/16	148,750	148,706
Nestle Finance International Ltd.	0.556%	6/24/16	148,750	148,697
Nestle Finance International Ltd.	0.556%	6/27/16	198,250	198,171
Nestle Finance International Ltd.	0.556%	6/28/16	100,000	99,958
Nestle Finance International Ltd.	0.601%	7/7/16	82,000	81,951
Nestle Finance International Ltd.	0.601%	7/15/16	23,000	22,983
Nestle Finance International Ltd.	0.581%	8/4/16	50,750	50,698
Nestle Finance International Ltd.	0.566%	8/15/16	30,000	29,965
3 Novartis Securities Investment Ltd.	0.470%	7/1/16	16,000	15,994
3 Novartis Securities Investment Ltd.	0.470%	7/5/16	24,000	23,989
3 Reckitt Benckiser Treasury Services plc	0.551%	8/15/16	49,500	49,443
3 Reckitt Benckiser Treasury Services plc	0.551%	8/16/16	49,500	49,443
3 Siemens Capital Co. LLC	0.531%	6/27/16	516,000	515,802
3 Total Capital Canada Ltd.	0.803%	7/5/16	147,000	146,889
Toyota Credit Canada Inc.	0.562%	6/1/16	25,750	25,750
Toyota Credit Canada Inc.	0.642%	6/2/16	24,750	24,750
Toyota Credit Canada Inc.	0.833%	6/14/16	37,000	36,989
3 Unilever Capital Corp.	0.531%	6/6/16	50,000	49,996
3 Unilever Capital Corp.	0.571%	7/6/16	45,000	44,975
				3,136,874
Industrial (2.5%)
General Electric Co.	0.501%	6/28/16	400,000	399,850
3 Henkel of America Inc.	0.571%	7/18/16	26,000	25,981
3 Henkel of America Inc.	0.591%	8/8/16	16,550	16,532
3 Novartis Finance Corp.	0.470%	7/5/16	56,300	56,275
3 Novartis Finance Corp.	0.480%	7/25/16	99,000	98,929
3 Pfizer Inc	0.491%	6/27/16	250,000	249,911
3 Pfizer Inc	0.521%	8/11/16	396,000	395,594
3 Pfizer Inc	0.521%	8/12/16	81,500	81,415
3 Pfizer Inc	0.511%–0.541%	8/15/16	209,750	209,518
3 Pfizer Inc	0.511%–0.541%	8/16/16	248,500	248,223
3 The Coca-Cola Co.	0.561%	6/21/16	182,270	182,213
3 The Coca-Cola Co.	0.561%	6/22/16	50,000	49,984
3 The Coca-Cola Co.	0.561%–0.581%	8/10/16	98,000	97,890
3 The Coca-Cola Co.	0.561%	8/11/16	67,000	66,926
3 The Coca-Cola Co.	0.561%	8/12/16	36,000	35,960
3 The Coca-Cola Co.	0.753%	8/15/16	272,500	272,074
3 The Coca-Cola Co.	0.753%	8/16/16	297,250	296,779
3 The Coca-Cola Co.	0.753%	8/17/16	99,000	98,841
3 The Coca-Cola Co.	0.591%	8/26/16	297,500	297,081
3 The Coca-Cola Co.	0.611%	9/6/16	50,000	49,918

3 The Coca-Cola Co.	0.611%	9/7/16	149,750	149,501
				3,379,395
Total Commercial Paper (Cost $36,514,872)				36,514,872
Certificates of Deposit (39.2%)
Domestic Banks (9.8%)
Citibank NA	0.580%	7/6/16	112,000	112,000
Citibank NA	0.580%	7/7/16	221,000	221,000
Citibank NA	0.580%	7/13/16	350,000	350,000
Citibank NA	0.670%	9/1/16	495,500	495,500
Citibank NA	0.670%	9/2/16	495,500	495,500
HSBC Bank USA NA	0.840%	7/11/16	99,000	99,000
HSBC Bank USA NA	0.850%	7/12/16	247,750	247,750
HSBC Bank USA NA	0.840%	7/14/16	99,000	99,000
HSBC Bank USA NA	0.830%	7/26/16	99,000	99,000
HSBC Bank USA NA	0.840%	8/1/16	99,000	99,000
HSBC Bank USA NA	0.845%	8/3/16	149,000	149,000
HSBC Bank USA NA	0.840%	8/5/16	396,500	396,500
HSBC Bank USA NA	0.840%	8/5/16	198,250	198,250
4 HSBC Bank USA NA	0.809%	9/2/16	500,000	500,000
4 HSBC Bank USA NA	0.849%	10/3/16	497,000	497,000
4 HSBC Bank USA NA	0.846%	10/4/16	300,000	300,000
HSBC Bank USA NA	0.950%	10/19/16	185,750	185,750
4 HSBC Bank USA NA	0.839%	11/3/16	400,000	400,000
4 HSBC Bank USA NA	0.836%	11/4/16	149,000	149,000
4 HSBC Bank USA NA	0.837%	11/7/16	223,750	223,750
4 JPMorgan Chase Bank NA	0.993%	4/21/17	55,000	55,000
4 JPMorgan Chase Bank NA	0.989%	5/2/17	72,000	72,000
State Street Bank & Trust Co.	0.800%	7/5/16	396,500	396,500
State Street Bank & Trust Co.	0.800%	7/11/16	644,250	644,250
State Street Bank & Trust Co.	0.820%	7/12/16	842,500	842,500
State Street Bank & Trust Co.	0.800%	7/29/16	400,000	400,000
4 State Street Bank & Trust Co.	0.737%	8/12/16	275,000	275,000
4 State Street Bank & Trust Co.	0.786%	10/6/16	550,000	550,000
4 State Street Bank & Trust Co.	0.786%	10/18/16	550,000	550,000
4 State Street Bank & Trust Co.	0.800%	11/23/16	148,500	148,500
Wells Fargo Bank NA	0.830%	7/7/16	100,000	100,000
Wells Fargo Bank NA	0.820%	7/20/16	250,000	250,000
4 Wells Fargo Bank NA	0.786%	8/18/16	330,000	330,000
Wells Fargo Bank NA	0.850%	8/18/16	150,000	150,000
4 Wells Fargo Bank NA	0.793%	8/22/16	400,000	400,000
Wells Fargo Bank NA	0.890%	10/17/16	115,000	115,000
4 Wells Fargo Bank NA	0.783%	10/21/16	450,000	450,000
4 Wells Fargo Bank NA	0.783%	10/24/16	450,000	450,000
4 Wells Fargo Bank NA	0.824%	10/28/16	150,000	150,000
4 Wells Fargo Bank NA	0.779%	11/2/16	495,000	495,000
Wells Fargo Bank NA	0.910%	11/10/16	310,000	310,000
4 Wells Fargo Bank NA	0.793%	11/16/16	495,000	495,000
4 Wells Fargo Bank NA	0.903%	1/11/17	240,000	240,000
				13,185,750
Eurodollar Certificates of Deposit (0.7%)
National Australia Bank Ltd.	0.800%	6/15/16	1,000,000	1,000,000

Yankee Certificates of Deposit (28.7%)
Bank of Montreal (Chicago Branch)	0.680%	6/2/16	400,000	400,000
Bank of Montreal (Chicago Branch)	0.810%	6/21/16	200,000	200,000
Bank of Montreal (Chicago Branch)	0.530%	7/1/16	475,000	475,000

4 Bank of Montreal (Chicago Branch)	0.787%	9/7/16	750,000	750,000
4 Bank of Montreal (Chicago Branch)	0.787%	9/12/16	350,000	350,000
Bank of Montreal (Chicago Branch)	0.850%	11/4/16	600,000	600,000
4 Bank of Nova Scotia (Houston Branch)	0.793%	7/11/16	987,000	987,000
4 Bank of Nova Scotia (Houston Branch)	0.793%	7/12/16	885,000	885,000
Bank of Nova Scotia (Houston Branch)	0.810%	7/21/16	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.850%	8/18/16	445,000	444,995
4 Bank of Nova Scotia (Houston Branch)	0.793%	10/21/16	450,000	450,000
4 Bank of Nova Scotia (Houston Branch)	0.794%	10/26/16	450,000	450,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.680%	6/20/16	88,000	88,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.720%	7/18/16	990,000	990,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.700%	8/8/16	985,000	985,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.720%	9/6/16	565,000	565,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.720%	9/16/16	70,000	70,000
BNP Paribas (New York Branch)	0.380%	6/3/16	730,000	730,000
BNP Paribas (New York Branch)	0.350%	6/7/16	145,000	145,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.760%	6/6/16	500,000	500,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.800%	6/14/16	425,000	425,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.530%	6/28/16	112,000	112,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.810%	7/19/16	700,000	700,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.769%	8/3/16	485,000	485,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.787%	11/10/16	885,000	885,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.840%	11/16/16	250,000	250,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.819%	12/2/16	500,000	500,000
4 Commonwealth Bank of Australia (New York
Branch)	0.949%	2/1/17	99,000	99,000
Credit Suisse (New York Branch)	0.650%	6/17/16	500,000	500,000
Credit Suisse (New York Branch)	0.620%	8/8/16	350,000	350,000
DNB Bank ASA (New York Branch)	0.370%	6/1/16	790,000	790,000
DNB Bank ASA (New York Branch)	0.370%	6/3/16	500,000	500,000
DNB Bank ASA (New York Branch)	0.370%	6/7/16	740,000	740,000
DNB Bank ASA (New York Branch)	0.690%	6/20/16	35,250	35,253
DNB Bank ASA (New York Branch)	0.540%	6/22/16	500,000	499,999
Lloyds Bank plc (New York Branch)	0.620%	6/6/16	500,000	500,000
Lloyds Bank plc (New York Branch)	0.700%	7/12/16	188,000	188,000
Lloyds Bank plc (New York Branch)	0.690%	8/17/16	50,000	50,000
Lloyds Bank plc (New York Branch)	0.690%	8/22/16	73,000	73,000
National Australia Bank Ltd. (New York Branch)	0.800%	6/13/16	300,000	300,000
National Australia Bank Ltd. (New York Branch)	0.750%	7/26/16	37,250	37,257
Nordea Bank Finland plc (New York Branch)	0.795%	6/10/16	320,000	320,000
Nordea Bank Finland plc (New York Branch)	0.795%	6/28/16	850,000	850,000
4 Royal Bank of Canada (New York Branch)	0.633%	6/22/16	1,300,000	1,300,000
4 Royal Bank of Canada (New York Branch)	0.799%	10/3/16	238,000	238,000
Royal Bank of Canada (New York Branch)	0.960%	12/16/16	198,250	198,250

Royal Bank of Canada (New York Branch)	0.980%	12/21/16	297,000	297,000
Skandinaviska Enskilda Banken (New York
Branch)	0.370%	6/7/16	2,425,000	2,425,000
Skandinaviska Enskilda Banken (New York
Branch)	0.555%	6/20/16	600,000	599,998
Skandinaviska Enskilda Banken (New York
Branch)	0.590%	6/27/16	37,250	37,251
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.620%	6/16/16	435,000	435,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.620%	6/17/16	1,000,000	1,000,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.620%	7/15/16	500,000	500,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.640%	8/23/16	240,000	239,983
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.670%	8/26/16	500,000	500,000
Svenska HandelsBanken (New York Branch)	0.790%	6/14/16	1,000,000	1,000,000
Svenska HandelsBanken (New York Branch)	0.550%	6/28/16	185,000	185,000
Svenska HandelsBanken (New York Branch)	0.800%	7/15/16	285,000	285,000
Svenska HandelsBanken (New York Branch)	0.850%	9/9/16	700,000	700,000
Svenska HandelsBanken (New York Branch)	0.860%	9/14/16	300,000	300,000
4 Svenska HandelsBanken (New York Branch)	0.807%	11/7/16	490,000	490,000
Swedbank AB (New York Branch)	0.370%	6/1/16	1,440,000	1,440,000
Swedbank AB (New York Branch)	0.360%	6/7/16	495,000	495,000
Swedbank AB (New York Branch)	0.790%	7/15/16	700,000	700,000
4 Toronto Dominion Bank (New York Branch)	0.619%	6/2/16	625,000	625,000
Toronto Dominion Bank (New York Branch)	0.810%	6/21/16	100,000	100,000
Toronto Dominion Bank (New York Branch)	0.900%	8/15/16	80,000	80,000
4 Toronto Dominion Bank (New York Branch)	0.793%	9/23/16	488,000	488,000
4 Toronto Dominion Bank (New York Branch)	0.794%	9/26/16	210,000	210,000
Toronto Dominion Bank (New York Branch)	0.830%	11/2/16	381,000	381,000
Toronto Dominion Bank (New York Branch)	0.830%	11/4/16	995,000	995,000
Toronto Dominion Bank (New York Branch)	1.000%	11/8/16	118,700	118,766
4 Toronto Dominion Bank (New York Branch)	0.836%	12/19/16	605,000	605,000
4 Toronto Dominion Bank (New York Branch)	0.838%	12/23/16	350,000	350,000
4 Westpac Banking Corp. (New York Branch)	0.589%	6/3/16	350,000	350,000
4 Westpac Banking Corp. (New York Branch)	0.586%	7/6/16	240,000	240,000
4 Westpac Banking Corp. (New York Branch)	0.763%	9/1/16	227,000	227,000
4 Westpac Banking Corp. (New York Branch)	0.793%	9/23/16	159,000	159,000
Westpac Banking Corp. (New York Branch)	0.860%	9/28/16	200,000	200,000
Westpac Banking Corp. (New York Branch)	0.940%	10/18/16	470,000	470,000
4 Westpac Banking Corp. (New York Branch)	0.953%	1/11/17	230,000	230,000
				38,548,752
Total Certificates of Deposit (Cost $52,734,502)				52,734,502
Other Notes (1.5%)
Bank of America NA	0.670%	7/1/16	498,000	498,000
Bank of America NA	0.670%	7/7/16	381,000	381,000
4 Bank of America NA	0.769%	8/1/16	376,500	376,500
Bank of America NA	0.760%	8/11/16	10,000	10,004
Bank of America NA	0.660%	9/6/16	200,000	200,000
Bank of America NA	0.660%	9/8/16	214,500	214,500
Bank of America NA	0.640%	9/14/16	285,000	285,000
Total Other Notes (Cost $1,965,004)				1,965,004
Corporate Bonds (1.4%)
4 Toyota Motor Credit Corp.	0.652%	6/13/16	734,000	734,000

4	Toyota Motor Credit Corp.	0.827%	10/7/16	544,000	544,000
4	Toyota Motor Credit Corp.	0.965%	4/24/17	605,000	605,000
Total Corporate Bonds (Cost $1,883,000)					1,883,000
Taxable Municipal Bonds (0.7%)
[5,6] BlackRock Municipal Bond Trust TOB VRDO		0.420%	1/2/19	25,930	25,930
[5,6] BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.420%	1/2/19	30,715	30,715
[5,6] BlackRock Municipal Income Trust II TOB
	VRDO	0.420%	1/2/19	81,250	81,250
[5,6] BlackRock Municipal Income Trust TOB
	VRDO	0.420%	1/2/19	207,000	207,000
[5,6] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.420%	1/2/19	40,385	40,385
[5,6] BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.420%	1/2/19	19,165	19,165
[5,6] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.420%	1/2/19	100,000	100,000
[5,6] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.420%	1/2/19	38,905	38,905
[5,6] BlackRock MuniVest Fund II, Inc. TOB VRDO		0.420%	1/2/19	89,750	89,750
[5,6] BlackRock MuniVest Fund, Inc. TOB VRDO		0.420%	1/2/19	130,340	130,340
[5,6] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.420%	1/2/19	89,100	89,100
[5,6] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.420%	1/2/19	41,065	41,065
[5,6] BlackRock Strategic Municipal Trust TOB
	VRDO	0.420%	1/2/19	16,555	16,555
5	Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.650%	7/1/50	13,000	13,000
5	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.650%	6/1/40	13,100	13,100
6	New York State Housing Finance Agency
	Housing Revenue VRDO	0.400%	11/1/48	33,000	33,000
5	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.650%	2/1/40	6,400	6,400
Total Taxable Municipal Bonds (Cost $975,660)					975,660
Total Investments (102.8%) (Cost $138,196,962)					138,196,962
Other Assets and Liabilities-Net (-2.8%)					(3,798,468)
Net Assets (100%)					134,398,494

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31,
2016, the aggregate value of these securities was $24,489,959,000, representing 18.2% of net assets.
4 Adjustable-rate security.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $4,070,855,000, representing 3.0% of net assets.
6 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Prime Money Market Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments
As of May 31, 2016

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (77.9%)
2	Fannie Mae Discount Notes	0.401%–0.521%	6/1/16	126,857	126,857
2	Fannie Mae Discount Notes	0.320%–0.377%	6/2/16	52,819	52,818
2	Fannie Mae Discount Notes	0.350%	6/3/16	9,000	9,000
2	Fannie Mae Discount Notes	0.637%	6/8/16	10,671	10,670
2	Fannie Mae Discount Notes	0.310%–0.350%	6/15/16	85,000	84,989
2	Fannie Mae Discount Notes	0.552%	6/16/16	9,388	9,386
2	Fannie Mae Discount Notes	0.366%	6/21/16	60,000	59,988
2	Fannie Mae Discount Notes	0.471%–0.541%	6/22/16	89,900	89,874
2	Fannie Mae Discount Notes	0.602%	6/29/16	25,000	24,988
2	Fannie Mae Discount Notes	0.320%	6/30/16	2,015	2,014
2	Fannie Mae Discount Notes	0.572%	7/1/16	2,078	2,077
2	Fannie Mae Discount Notes	0.320%	7/5/16	125,000	124,962
2	Fannie Mae Discount Notes	0.300%–0.562%	7/6/16	27,431	27,423
2	Fannie Mae Discount Notes	0.320%	7/19/16	18,000	17,992
2	Fannie Mae Discount Notes	0.360%	7/20/16	522	522
2	Fannie Mae Discount Notes	0.310%	7/25/16	598	598
2	Fannie Mae Discount Notes	0.501%	7/27/16	1,168	1,167
2	Fannie Mae Discount Notes	0.300%–0.481%	8/17/16	58,567	58,516
2	Fannie Mae Discount Notes	0.390%	8/24/16	51,584	51,537
2	Fannie Mae Discount Notes	0.461%	9/16/16	10,000	9,986
2	Fannie Mae Discount Notes	0.491%	10/17/16	20,000	19,962
2	Fannie Mae Discount Notes	0.471%	11/1/16	550,000	548,901
3	Federal Home Loan Bank Discount Notes	0.295%–0.541%	6/1/16	91,130	91,130
3	Federal Home Loan Bank Discount Notes	0.400%	6/3/16	50,000	49,999
3	Federal Home Loan Bank Discount Notes	0.390%	6/6/16	60,000	59,997
3	Federal Home Loan Bank Discount Notes	0.390%–0.395%	6/8/16	1,085	1,085
3	Federal Home Loan Bank Discount Notes	0.411%	6/9/16	592	592
3	Federal Home Loan Bank Discount Notes	0.300%–0.370%	6/10/16	1,096	1,096
3	Federal Home Loan Bank Discount Notes	0.400%	6/13/16	5,200	5,199
3	Federal Home Loan Bank Discount Notes	0.391%	6/15/16	100,000	99,985
3	Federal Home Loan Bank Discount Notes	0.365%–0.370%	6/17/16	209,322	209,288
3	Federal Home Loan Bank Discount Notes	0.350%	6/20/16	286	286
3	Federal Home Loan Bank Discount Notes	0.330%–0.340%	6/21/16	928	928
3	Federal Home Loan Bank Discount Notes	0.370%	6/22/16	153,000	152,967
3	Federal Home Loan Bank Discount Notes	0.368%–0.380%	6/24/16	83,342	83,322
3	Federal Home Loan Bank Discount Notes	0.380%	6/28/16	436	436
3	Federal Home Loan Bank Discount Notes	0.352%–0.572%	7/6/16	21,236	21,224
3	Federal Home Loan Bank Discount Notes	0.345%–0.582%	7/8/16	142,228	142,150
3	Federal Home Loan Bank Discount Notes	0.350%	7/12/16	125,000	124,950
3	Federal Home Loan Bank Discount Notes	0.350%	7/13/16	997	997
3	Federal Home Loan Bank Discount Notes	0.370%	7/14/16	840	840
3	Federal Home Loan Bank Discount Notes	0.350%	7/15/16	50,000	49,979
3	Federal Home Loan Bank Discount Notes	0.350%	7/18/16	50,000	49,977
3	Federal Home Loan Bank Discount Notes	0.355%	7/19/16	839	839
3	Federal Home Loan Bank Discount Notes	0.340%–0.521%	7/20/16	34,187	34,163
3	Federal Home Loan Bank Discount Notes	0.330%	7/21/16	118	118
3	Federal Home Loan Bank Discount Notes	0.340%–0.505%	7/22/16	79,362	79,306
3	Federal Home Loan Bank Discount Notes	0.340%	7/25/16	4,000	3,998
3	Federal Home Loan Bank Discount Notes	0.520%	7/27/16	75,000	74,939
3	Federal Home Loan Bank Discount Notes	0.340%–0.360%	8/1/16	33,984	33,964

3	Federal Home Loan Bank Discount Notes	0.328%–0.410%	8/3/16	50,192	50,163
3	Federal Home Loan Bank Discount Notes	0.481%–0.491%	8/10/16	48,122	48,076
3	Federal Home Loan Bank Discount Notes	0.465%	8/12/16	137,500	137,372
3	Federal Home Loan Bank Discount Notes	0.365%–0.480%	8/17/16	88,744	88,671
3	Federal Home Loan Bank Discount Notes	0.430%–0.440%	8/19/16	429	429
3	Federal Home Loan Bank Discount Notes	0.391%–0.460%	8/24/16	100,986	100,878
3	Federal Home Loan Bank Discount Notes	0.411%–0.410%	8/31/16	1,080	1,079
3	Federal Home Loan Bank Discount Notes	0.491%	9/6/16	145,000	144,809
3	Federal Home Loan Bank Discount Notes	0.416%	9/7/16	361	361
3	Federal Home Loan Bank Discount Notes	0.496%	9/16/16	11,000	10,984
3	Federal Home Loan Bank Discount Notes	0.486%	9/23/16	60,000	59,908
3	Federal Home Loan Bank Discount Notes	0.431%–0.501%	9/26/16	90,000	89,865
3	Federal Home Loan Bank Discount Notes	0.486%	9/28/16	27,000	26,957
3	Federal Home Loan Bank Discount Notes	0.401%	10/4/16	506	505
3	Federal Home Loan Bank Discount Notes	0.441%–0.521%	10/7/16	224,394	224,043
3	Federal Home Loan Bank Discount Notes	0.451%–0.478%	10/14/16	76,700	76,563
3	Federal Home Loan Bank Discount Notes	0.461%–0.466%	10/26/16	149,650	149,368
3	Federal Home Loan Bank Discount Notes	0.465%	10/28/16	175,000	174,664
3	Federal Home Loan Bank Discount Notes	0.451%–0.551%	11/2/16	288,800	288,215
3	Federal Home Loan Bank Discount Notes	0.456%	11/16/16	125,000	124,735
3	Federal Home Loan Bank Discount Notes	0.550%–0.582%	11/18/16	136,476	136,117
3	Federal Home Loan Bank Discount Notes	0.592%	11/23/16	100,774	100,485
3	Federal Home Loan Bank Discount Notes	0.587%	11/25/16	60,000	59,827
3	Federal Home Loan Bank Discount Notes	0.600%	11/30/16	150,000	149,547
[3,4] Federal Home Loan Banks		0.428%	7/6/16	40,000	40,000
[3,4] Federal Home Loan Banks		0.388%	7/22/16	123,000	122,996
[3,4] Federal Home Loan Banks		0.380%	8/12/16	115,000	115,002
[3,4] Federal Home Loan Banks		0.381%	8/18/16	10,000	9,998
[3,4] Federal Home Loan Banks		0.474%	9/2/16	245,000	245,001
[3,4] Federal Home Loan Banks		0.534%	1/26/17	100,000	100,000
[3,4] Federal Home Loan Banks		0.434%	2/3/17	115,500	115,500
[3,4] Federal Home Loan Banks		0.425%	2/13/17	110,000	109,985
[3,4] Federal Home Loan Banks		0.493%	2/17/17	40,000	39,986
[3,4] Federal Home Loan Banks		0.000%	3/2/17	125,000	125,000
[3,4] Federal Home Loan Banks		0.562%	3/3/17	75,000	75,000
[3,4] Federal Home Loan Banks		0.548%	3/21/17	100,000	100,000
[3,4] Federal Home Loan Banks		0.499%	4/19/17	100,000	100,000
2	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	31,800	32,011
[2,4] Federal Home Loan Mortgage Corp.		0.438%	7/21/16	87,000	86,999
[2,4] Federal Home Loan Mortgage Corp.		0.379%	8/17/16	50,000	50,000
[2,4] Federal Home Loan Mortgage Corp.		0.398%	8/24/16	200,000	199,966
2	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	10,000	10,038
[2,4] Federal Home Loan Mortgage Corp.		0.404%	9/2/16	200,000	200,000
[2,4] Federal Home Loan Mortgage Corp.		0.424%	9/16/16	100,000	99,989
[2,4] Federal Home Loan Mortgage Corp.		0.443%	4/20/17	13,130	13,120
[2,4] Federal Home Loan Mortgage Corp.		0.490%	4/27/17	10,000	9,996
[2,4] Federal Home Loan Mortgage Corp.		0.573%	7/21/17	100,000	99,988
[2,4] Federal Home Loan Mortgage Corp.		0.475%	11/13/17	600,000	600,000
2	Federal National Mortgage Assn.	5.375%	7/15/16	22,545	22,682
[2,4] Federal National Mortgage Assn.		0.456%	7/25/16	25,000	25,001
[2,4] Federal National Mortgage Assn.		0.454%	8/12/16	45,000	45,004
[2,4] Federal National Mortgage Assn.		0.454%	8/15/16	143,985	143,996
[2,4] Federal National Mortgage Assn.		0.464%	8/26/16	19,540	19,544
[2,4] Federal National Mortgage Assn.		0.525%	10/21/16	100,000	100,026
[2,4] Federal National Mortgage Assn.		0.444%	8/16/17	300,000	299,927
[2,4] Federal National Mortgage Assn.		0.447%	9/8/17	100,000	99,987
2	Freddie Mac Discount Notes	0.662%	6/1/16	1,550	1,550

2 Freddie Mac Discount Notes	0.377%–0.390%	6/2/16	50,945	50,944
2 Freddie Mac Discount Notes	0.380%	6/3/16	25,000	24,999
2 Freddie Mac Discount Notes	0.380%	6/6/16	36,900	36,898
2 Freddie Mac Discount Notes	0.411%	6/7/16	50,000	49,997
2 Freddie Mac Discount Notes	0.380%	6/9/16	21,775	21,773
2 Freddie Mac Discount Notes	0.355%	6/17/16	14,000	13,998
2 Freddie Mac Discount Notes	0.320%	6/30/16	5,990	5,988
2 Freddie Mac Discount Notes	0.360%–0.401%	7/13/16	6,099	6,096
2 Freddie Mac Discount Notes	0.481%–0.521%	8/2/16	53,865	53,820
2 Freddie Mac Discount Notes	0.320%	8/3/16	5,285	5,282
2 Freddie Mac Discount Notes	0.390%–0.480%	8/5/16	126,500	126,402
2 Freddie Mac Discount Notes	0.456%	8/12/16	30,000	29,973
2 Freddie Mac Discount Notes	0.420%	8/23/16	5,000	4,995
2 Freddie Mac Discount Notes	0.511%	8/26/16	7,400	7,391
2 Freddie Mac Discount Notes	0.421%	9/1/16	4,000	3,996
2 Freddie Mac Discount Notes	0.493%–0.496%	9/2/16	123,900	123,742
2 Freddie Mac Discount Notes	0.381%	9/6/16	150,000	149,846
2 Freddie Mac Discount Notes	0.516%	9/9/16	5,000	4,993
2 Freddie Mac Discount Notes	0.481%	9/15/16	21,500	21,470
2 Freddie Mac Discount Notes	0.426%–0.451%	10/3/16	150,460	150,235
2 Freddie Mac Discount Notes	0.411%–0.451%	10/17/16	41,500	41,434
2 Freddie Mac Discount Notes	0.431%	10/19/16	988	986
2 Freddie Mac Discount Notes	0.562%	11/23/16	74,948	74,744
United States Treasury Bill	0.416%–0.431%	6/2/16	65,000	64,999
United States Treasury Bill	0.542%	6/9/16	20,000	19,998
United States Treasury Bill	0.587%	6/16/16	100,000	99,976
United States Treasury Bill	0.381%	11/10/16	250,000	249,573
United States Treasury Bill	0.371%	11/17/16	300,000	299,479
4 United States Treasury Floating Rate Note	0.403%	10/31/16	50,000	49,989
4 United States Treasury Floating Rate Note	0.434%	1/31/17	18,234	18,234
United States Treasury Note/Bond	0.500%	6/30/16	36,000	36,003
United States Treasury Note/Bond	1.500%	6/30/16	22,000	22,019
United States Treasury Note/Bond	1.500%	7/31/16	390,035	390,770
United States Treasury Note/Bond	3.250%	7/31/16	194,813	195,688
United States Treasury Note/Bond	0.875%	9/15/16	75,000	75,074
United States Treasury Note/Bond	1.000%	9/30/16	100,000	100,162
United States Treasury Note/Bond	0.625%	10/15/16	30,000	30,024
Total U.S. Government and Agency Obligations (Cost $11,071,887)				11,071,887
Repurchase Agreements (23.2%)
Bank of Montreal
(Dated 5/31/16, Repurchase Value
$243,002,000, collateralized by Treasury
Inflation Indexed Note/Bond, 0.125%-
2.500%, 7/15/16-2/15/45, U.S. Treasury
Note/Bond 0.500%-7.875%, 1/31/17-
2/15/46; with a value of $247,860,000)	0.280%	6/1/16	243,000	243,000
Bank of Nova Scotia
(Dated 5/31/16, Repurchase Value
$950,007,000, collateralized by Treasury
Inflation Indexed Note/Bond, 0.125%-
3.875%, 7/15/16-4/15/29, U.S. Treasury
Note/Bond 0.500%-8.875%, 6/30/16-
2/15/46; with a value of $969,000,000)	0.280%	6/1/16	950,000	950,000

JPMorgan Securities LLC
(Dated 5/31/16, Repurchase Value
$950,008,000, collateralized by Treasury
Inflation Indexed Note/Bond, 0.125%-
3.875%, 4/15/17-2/15/46, U.S. Treasury
Note/Bond 0.750%-2.875%, 10/15/17-
8/31/21; with a value of $969,001,000)	0.290%	6/1/16	950,000	950,000
TD Securities (USA) LLC
(Dated 5/25/16, Repurchase Value
$100,005,000, collateralized by U.S.
Treasury Bill, 0.000%, 7/14/16, U.S.
Treasury Note/Bond 1.625%-3.375%,
3/31/19-5/15/44; with a value of
$102,000,000)	0.270%	6/1/16	100,000	100,000
TD Securities (USA) LLC
(Dated 5/25/16, Repurchase Value
$250,014,000, collateralized by U.S.
Treasury Bill, 0.000%, 3/2/17, U.S.
Treasury Note/Bond 0.625%-6.250%,
10/31/16-5/15/30; with a value of
$255,000,000)	0.290%	6/1/16	250,000	250,000
TD Securities (USA) LLC
(Dated 5/26/16, Repurchase Value
$400,023,000, collateralized by U.S.
Treasury Bill, 0.000%, 7/28/16-9/29/16,
U.S. Treasury Note/Bond 0.625%-7.625%,
12/31/16-11/15/44; with a value of
$408,000,000)	0.290%	6/2/16	400,000	400,000
TD Securities (USA) LLC
(Dated 5/31/16, Repurchase Value
$400,023,000, collateralized by U.S.
Treasury Bill, 0.000%, 9/22/16, U.S.
Treasury Note/Bond 0.500%-8.750%,
11/30/16-2/15/46; with a value of
$408,000,000)	0.300%	6/7/16	400,000	400,000
Total Repurchase Agreements (Cost $3,293,000)				3,293,000
Total Investments (101.1%) (Cost $14,364,887)				14,364,887
Other Assets and Liabilities-Net (-1.1%)				(160,599)
Net Assets (100%)				14,204,288

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the

Federal Money Market Fund

collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 15, 2016
VANGUARD MONEY MARKET RESERVES
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.